Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 441,355	$ 404,948	$ 413,199
Loss from disposal of fixed assets	$ (1,559)		$ (2,085)